Schedule of Investments (unaudited)
August 31, 2025
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.2%
Axon Enterprise, Inc.(a)	102	$ 76,224
Firefly Aerospace, Inc.(a)	7,384	335,012
General Dynamics Corp.	10,130	3,287,894
HEICO Corp., Class A	11,044	2,705,890
Lockheed Martin Corp.	4,849	2,209,350
RTX Corp.	39,547	6,272,154
Voyager Technologies, Inc., Class A(a)	903	27,713
		14,914,237
Air Freight & Logistics — 1.0%
FedEx Corp.	21,559	4,981,638
United Parcel Service, Inc., Class B	20,398	1,783,601
		6,765,239
Automobile Components — 0.7%
BorgWarner, Inc.	105,473	4,510,025
Automobiles — 0.2%
General Motors Co.	28,698	1,681,416
Banks — 8.0%
Bank of America Corp.	303,205	15,384,622
Citigroup, Inc.	66,680	6,439,288
Huntington Bancshares, Inc.	210,728	3,753,066
JPMorgan Chase & Co.	70,280	21,183,797
Pinnacle Financial Partners, Inc.	11,114	1,080,503
PNC Financial Services Group, Inc. (The)	30,590	6,345,590
SouthState Corp.	5,576	569,086
		54,755,952
Beverages — 0.5%
Coca-Cola Co. (The)	34,046	2,348,834
Keurig Dr. Pepper, Inc.	5,581	162,351
Monster Beverage Corp.(a)	8,679	541,656
PepsiCo, Inc.	4,565	678,587
		3,731,428
Biotechnology — 3.0%
AbbVie, Inc.	23,694	4,985,218
Biogen, Inc.(a)	13,134	1,736,577
Caris Life Sciences, Inc.(a)	3,397	130,411
Gilead Sciences, Inc.	10,801	1,220,189
Incyte Corp.(a)	9,590	811,410
Ionis Pharmaceuticals, Inc.(a)	10,782	459,690
Moderna, Inc.(a)(b)	48,431	1,166,703
Natera, Inc.(a)	7,143	1,201,810
Regeneron Pharmaceuticals, Inc.	11,918	6,920,783
Ultragenyx Pharmaceutical, Inc.(a)	12,893	386,274
United Therapeutics Corp.(a)	4,025	1,226,659
		20,245,724
Broadline Retail — 2.4%
Amazon.com, Inc.(a)	72,903	16,694,787
Building Products — 0.7%
Armstrong World Industries, Inc.	2,074	406,027
Fortune Brands Innovations, Inc.	1,877	109,842
Johnson Controls International PLC	11,634	1,243,559
Owens Corning	12,966	1,947,104
Trane Technologies PLC	2,995	1,244,722
		4,951,254
Capital Markets — 7.3%
Blackstone, Inc., Class A	10,900	1,868,260
Bullish(a)	12,555	741,122
Cboe Global Markets, Inc.	2,514	593,178
Security	Shares	Value
Capital Markets (continued)
Charles Schwab Corp. (The)	106,639	$ 10,220,282
CME Group, Inc., Class A	22,461	5,986,081
Etoro Group Ltd., Class A(a)(b)	10,210	453,324
Interactive Brokers Group, Inc., Class A	16,110	1,002,686
Intercontinental Exchange, Inc.	30,318	5,354,159
Miami International Holdings, Inc.(a)(b)	4,616	173,469
Moody’s Corp.	5,596	2,852,617
Morgan Stanley	78,522	11,815,991
Nasdaq, Inc.	36,129	3,422,861
S&P Global, Inc.	9,277	5,087,878
XP, Inc., Class A	29,707	538,885
		50,110,793
Chemicals — 2.4%
Celanese Corp., Class A	12,004	571,750
Corteva, Inc.	114,443	8,490,526
Dow, Inc.	6,539	161,056
DuPont de Nemours, Inc.	59,950	4,611,354
Huntsman Corp.	96,872	1,081,091
Mosaic Co. (The)	27,104	905,274
Olin Corp.	4,510	106,707
PPG Industries, Inc.	3,128	347,927
Scotts Miracle-Gro Co. (The)	5,144	314,916
		16,590,601
Commercial Services & Supplies — 1.2%
Cintas Corp.	20,635	4,333,969
Republic Services, Inc.	6,008	1,405,692
Veralto Corp.	615	65,307
Waste Connections, Inc.	11,187	2,067,469
Waste Management, Inc.	1,203	272,347
		8,144,784
Communications Equipment — 1.6%
Arista Networks, Inc.(a)	13,498	1,843,152
Cisco Systems, Inc.	64,147	4,431,916
Motorola Solutions, Inc.	10,305	4,868,700
		11,143,768
Construction & Engineering — 0.8%
Comfort Systems U.S.A., Inc.	2,718	1,911,787
MasTec, Inc.(a)	18,133	3,294,585
		5,206,372
Consumer Finance — 0.9%
Ally Financial, Inc.	23,448	962,540
American Express Co.	14,001	4,638,251
OneMain Holdings, Inc.	12,560	776,962
		6,377,753
Consumer Staples Distribution & Retail — 3.0%
Costco Wholesale Corp.	4,602	4,341,159
Sprouts Farmers Market, Inc.(a)	2,956	415,436
Walmart, Inc.	162,224	15,732,483
		20,489,078
Containers & Packaging — 0.4%
Crown Holdings, Inc.	4,834	480,403
Packaging Corp. of America	9,008	1,963,384
		2,443,787
Diversified Telecommunication Services — 1.2%
AT&T Inc.	110,437	3,234,700
Verizon Communications, Inc.	118,831	5,255,895
		8,490,595

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electric Utilities — 2.4%
Edison International	62,440	$ 3,504,757
Entergy Corp.	92,037	8,107,539
NextEra Energy, Inc.	16,828	1,212,458
NRG Energy, Inc.	2,153	313,391
PG&E Corp.	209,840	3,206,355
		16,344,500
Electrical Equipment — 1.0%
AMETEK, Inc.	33,873	6,259,730
Rockwell Automation, Inc.	860	295,350
		6,555,080
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class A	38,763	4,219,740
Flex Ltd.(a)	57,390	3,077,252
Keysight Technologies, Inc.(a)	6,391	1,044,481
		8,341,473
Energy Equipment & Services — 0.0%
TechnipFMC PLC	4,746	174,463
Entertainment — 0.6%
Netflix, Inc.(a)	118	142,573
Roku, Inc., Class A(a)	2,160	208,570
Take-Two Interactive Software, Inc.(a)	11,303	2,636,651
Walt Disney Co. (The)	8,561	1,013,451
		4,001,245
Financial Services — 3.3%
Berkshire Hathaway, Inc., Class B(a)	38,799	19,515,121
Chime Financial, Inc., Class A(a)(b)	22,385	591,188
Fiserv, Inc.(a)	8,821	1,218,886
Remitly Global, Inc.(a)	33,979	629,631
Visa, Inc., Class A	690	242,728
		22,197,554
Food Products — 0.1%
Cal-Maine Foods, Inc.	628	72,622
Ingredion, Inc.	4,979	644,980
Kellanova	1,671	132,844
Smithfield Foods, Inc.	4,049	102,966
		953,412
Ground Transportation — 1.3%
Knight-Swift Transportation Holdings, Inc.	17,976	789,146
Lyft, Inc., Class A(a)	13,885	225,215
Union Pacific Corp.	34,756	7,770,399
		8,784,760
Health Care Equipment & Supplies — 2.2%
Boston Scientific Corp.(a)	50,670	5,345,685
Edwards Lifesciences Corp.(a)	12,387	1,007,559
GE HealthCare Technologies, Inc.	8,163	601,858
Intuitive Surgical, Inc.(a)	1,366	646,521
Medtronic PLC	77,371	7,180,802
		14,782,425
Health Care Providers & Services — 3.0%
Cardinal Health, Inc.	46,406	6,904,285
Centene Corp.(a)	68,440	1,987,498
Cigna Group (The)	6,456	1,942,417
Elevance Health, Inc.	705	224,648
Encompass Health Corp.	5,993	729,708
Tenet Healthcare Corp.(a)	1,359	250,504
UnitedHealth Group, Inc.	26,767	8,294,290
		20,333,350
Security	Shares	Value
Health Care REITs — 0.8%
Ventas, Inc.	66,511	$ 4,528,069
Welltower, Inc.	3,884	653,599
		5,181,668
Health Care Technology — 0.0%
Veeva Systems, Inc., Class A(a)	633	170,404
Hotels, Restaurants & Leisure — 1.9%
Booking Holdings, Inc.	686	3,840,949
Caesars Entertainment, Inc.(a)	30,934	828,103
Chipotle Mexican Grill, Inc.(a)	6,959	293,252
Darden Restaurants, Inc.	9,383	1,941,718
McDonald’s Corp.	18,544	5,814,286
		12,718,308
Household Durables — 0.8%
Garmin Ltd.	10,889	2,633,178
Installed Building Products, Inc.	397	103,943
Meritage Homes Corp.	1,467	113,971
NVR, Inc.(a)	36	292,235
Taylor Morrison Home Corp., Class A(a)	2,030	136,761
Toll Brothers, Inc.	16,982	2,360,498
		5,640,586
Household Products — 1.5%
Procter & Gamble Co. (The)	66,705	10,475,353
Industrial Conglomerates — 0.9%
Honeywell International, Inc.	27,632	6,065,224
Insurance — 2.9%
Accelerant Holdings, Class A(a)	23,889	478,974
Allstate Corp. (The)	10,102	2,055,252
Globe Life, Inc.	1,546	216,363
Hanover Insurance Group, Inc. (The)	4,706	816,397
Hartford Insurance Group, Inc. (The)	3,864	511,246
MetLife, Inc.	21,284	1,731,666
Progressive Corp. (The)	14,347	3,544,570
Slide Insurance Holdings, Inc.(a)(b)	27,241	364,485
Travelers Cos., Inc. (The)	31,267	8,489,303
Unum Group	21,313	1,488,926
		19,697,182
Interactive Media & Services — 4.5%
Alphabet, Inc., Class A	63,736	13,570,032
Alphabet, Inc., Class C, NVS	39,452	8,424,186
Meta Platforms, Inc., Class A	11,441	8,451,467
Pinterest, Inc., Class A(a)	5,685	208,241
		30,653,926
IT Services — 1.4%
Accenture PLC, Class A	10,730	2,789,478
GoDaddy, Inc., Class A(a)	321	47,607
International Business Machines Corp.	19,700	4,796,753
VeriSign, Inc.	6,078	1,661,543
		9,295,381
Leisure Products — 0.4%
Hasbro, Inc.	36,103	2,930,481
Life Sciences Tools & Services — 0.6%
Danaher Corp.	8,780	1,807,100
Thermo Fisher Scientific, Inc.	4,267	2,102,436
		3,909,536
Machinery — 3.1%
Caterpillar, Inc.	7,611	3,189,313
Crane Co.	1,519	281,471
Dover Corp.	834	149,169

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Flowserve Corp.	46,546	$ 2,497,658
Mueller Industries, Inc.	43,131	4,137,988
Parker-Hannifin Corp.	11,766	8,934,512
Westinghouse Air Brake Technologies Corp.	9,115	1,763,753
		20,953,864
Media — 1.5%
Comcast Corp., Class A	229,369	7,791,665
Fox Corp., Class A, NVS	30,489	1,820,193
Fox Corp., Class B	3,421	186,615
NIQ Global Intelligence PLC(a)	22,616	385,377
		10,183,850
Metals & Mining — 1.1%
Alcoa Corp.	7,286	234,536
Carpenter Technology Corp.	3,845	926,184
Freeport-McMoRan, Inc.	40,476	1,797,135
Newmont Corp.	46,090	3,429,096
Nucor Corp.	4,577	680,737
Reliance, Inc.	1,538	454,725
		7,522,413
Multi-Utilities — 0.6%
Consolidated Edison, Inc.	39,092	3,840,007
Oil, Gas & Consumable Fuels — 4.8%
Antero Resources Corp.(a)(b)	31,813	1,015,471
Cheniere Energy, Inc.	3,322	803,326
Chevron Corp.	8,550	1,373,130
Chord Energy Corp.	19,835	2,179,668
Devon Energy Corp.	212,476	7,670,383
Expand Energy Corp.	18,769	1,816,464
Exxon Mobil Corp.	55,375	6,328,809
Kinder Morgan, Inc.	134,291	3,623,171
Ovintiv, Inc.	84,939	3,577,631
Targa Resources Corp.	1,264	212,049
Valero Energy Corp.	4,674	710,495
Williams Cos., Inc. (The)	65,039	3,764,457
		33,075,054
Passenger Airlines — 0.4%
Alaska Air Group, Inc.(a)(b)	4,716	296,070
Delta Air Lines, Inc.	39,651	2,449,639
		2,745,709
Personal Care Products — 0.0%
BellRing Brands, Inc.(a)	1,458	59,851
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	121,279	5,721,943
Eli Lilly & Co.	1,069	783,128
Johnson & Johnson	54,011	9,569,129
Merck & Co., Inc.	2,033	171,016
Pfizer, Inc.	421,442	10,434,904
		26,680,120
Real Estate Management & Development — 0.0%
Zillow Group, Inc., Class A(a)	1,172	95,495
Retail REITs — 1.7%
Kimco Realty Corp.	196,554	4,420,500
NNN REIT, Inc.	40,007	1,716,700
Simon Property Group, Inc.	30,900	5,582,394
		11,719,594
Semiconductors & Semiconductor Equipment — 3.4%
Advanced Micro Devices, Inc.(a)	5,313	864,053
Analog Devices, Inc.	9,179	2,306,774
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Credo Technology Group Holding Ltd.(a)	6,243	$ 768,232
Intel Corp.	111,119	2,705,748
Lam Research Corp.	36,742	3,679,711
Marvell Technology, Inc.	25,995	1,634,176
Micron Technology, Inc.	28,560	3,398,926
NVIDIA Corp.	12,603	2,195,191
Onto Innovation, Inc.(a)	3,529	374,074
Qorvo, Inc.(a)	6,088	552,182
QUALCOMM, Inc.	26,144	4,202,125
Texas Instruments, Inc.	3,630	735,002
		23,416,194
Software — 2.9%
Adobe, Inc.(a)	6,538	2,332,104
Atlassian Corp., Class A(a)	951	169,069
Elastic NV(a)	23,688	2,014,901
Fair Isaac Corp.(a)	183	278,460
Figma, Inc., Class A(a)(b)	3,245	228,059
HubSpot, Inc.(a)	4,166	2,012,886
Intuit, Inc.	3,188	2,126,396
Microsoft Corp.	6,304	3,194,174
Salesforce, Inc.	28,979	7,425,869
ServiceNow, Inc.(a)	231	211,933
		19,993,851
Specialized REITs — 1.5%
CubeSmart	75,065	3,071,660
Digital Realty Trust, Inc.	766	128,412
Equinix, Inc.	7,053	5,544,998
Public Storage	4,059	1,195,741
		9,940,811
Specialty Retail — 2.3%
AutoNation, Inc.(a)	3,324	728,222
AutoZone, Inc.(a)	24	100,765
Best Buy Co., Inc.	17,870	1,315,947
CarMax, Inc.(a)	7,643	468,898
Five Below, Inc.(a)	1,620	235,062
Home Depot, Inc. (The)	17,078	6,946,818
Lithia Motors, Inc., Class A	6,486	2,183,706
TJX Cos., Inc. (The)	28,430	3,883,822
Urban Outfitters, Inc.(a)	2,757	184,940
		16,048,180
Technology Hardware, Storage & Peripherals — 0.8%
Apple Inc.	21,017	4,878,887
Dell Technologies, Inc., Class C	2,402	293,404
		5,172,291
Textiles, Apparel & Luxury Goods — 0.6%
Deckers Outdoor Corp.(a)	2,060	246,438
Levi Strauss & Co., Class A	35,723	799,124
Ralph Lauren Corp., Class A	8,379	2,487,976
Tapestry, Inc.	3,214	327,249
Under Armour, Inc., Class C, NVS(a)	4,416	21,727
		3,882,514
Tobacco — 1.1%
Philip Morris International, Inc.	45,018	7,523,858
Trading Companies & Distributors — 0.4%
Applied Industrial Technologies, Inc.	9,332	2,459,729
Ferguson Enterprises, Inc.	1,413	326,615
		2,786,344

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Wireless Telecommunication Services — 0.6%
T-Mobile U.S., Inc.	16,857	$ 4,247,795
Total Long-Term Investments — 99.0% (Cost: $582,658,498)		676,341,699
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(c)(d)(e)	2,587,959	2,589,253
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.16%(c)(d)	5,844,528	5,844,528
Total Short-Term Securities — 1.2% (Cost: $8,433,703)		8,433,781
Total Investments — 100.2% (Cost: $591,092,201)		684,775,480
Liabilities in Excess of Other Assets — (0.2)%		(1,606,505)
Net Assets — 100.0%		$ 683,168,975

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 957,844	$ 1,631,273 (a)	$ —	$ 58	$ 78	$ 2,589,253	2,587,959	$ 4,512 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	5,901,960	—	(57,432)(a)	—	—	5,844,528	5,844,528	65,753	—
				$ 58	$ 78	$ 8,433,781		$ 70,265	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	23	09/19/25	$ 7,444	$ 423,597

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Advantage Large Cap Value Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 676,341,699	$ —	$ —	$ 676,341,699
Short-Term Securities
Money Market Funds	8,433,781	—	—	8,433,781
	$ 684,775,480	$ —	$ —	$ 684,775,480
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 423,597	$ —	$ —	$ 423,597

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust